Consolidated Statements of Cash Flows (USD $)	9 Months Ended		11 Months Ended	12 Months Ended	23 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (229,037)	$ (57,429)	$ (12,233)	$ (48,801)	$ (61,034)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation	214	214		321	321
Gain on disposition of subsidiary	(2,508)
Changes in operating assets and liabilities:
Accounts receivable		7,077	(8,273)	8,273
VAT tax receivable	(2,762)
Prepaid expenses	2,080	(410)	(2,340)	(780)	(3,120)
Accounts payable	(10,419)	25,129	9,100	33,141	42,241
Accrued expenses			7,000	(7,000)
Accrued interest	8,373	(7,000)
Accrued compensation - officers	12,464	5,400	2,400	7,200	9,600
Payroll taxes payable	6,482	1,554		1,492	1,492
NET CASH USED IN OPERATING ACTIVITIES	(215,113)	(25,465)	(4,346)	(6,154)	(10,500)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in disposal of discontinued operations	(21)
Purchase of office equipment		(2,138)		(2,138)	(2,138)
NET CASH USED IN INVESTING ACTIVITIES	(21)	(2,138)		(2,138)	(2,138)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock			36,000		36,000
Proceeds from note payable	400,000
Advances from stockholder	23,460		2,198		2,198
NET CASH PROVIDED BY FINANCING ACTIVITIES	423,460		38,198		38,198
EFFECT OF FOREIGN EXCHANGE	785
NET CHANGE IN CASH	209,111	(27,603)	33,852	(8,292)	25,560
Cash at beginning of period	25,560	33,852		33,852
Cash at end of period	234,671	6,249	33,852	25,560	25,560
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income tax paid
NON CASH FINANCING AND INVESTING ACTIVITIES:
Forgiveness of debt from former stockholder and officer - accrued compensation	11,304
Forgiveness of debt from former stockholder and officer - advances from stockholder	$ 25,658